Note 2 - Basis of Presentation and Summary of Significant Accounting Policy (Details Textual)		1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended		20 Months Ended
		Dec. 31, 2020 USD ($) shares	Nov. 30, 2020 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 21, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 21, 2020 USD ($)	Aug. 22, 2020 USD ($)
Accounts Receivable, after Allowance for Credit Loss, Current, Total		$ 7,722,000		$ 23,786,000		$ 7,722,000	$ 23,786,000			$ 7,722,000	$ 3,363,000		$ 3,027,000
Income Taxes Receivable		3,200,000		3,200,000		3,200,000	3,200,000			3,200,000
Oil and Gas Joint Interest Billing Receivables		345,000		4,200,000		345,000	4,200,000			345,000	440,000
Accounts Receivable, Allowance for Credit Loss, Current		$ 0		0		0	0			0	0
Class of Warrant or Right, Exercised During Period (in shares) | shares		312,711
Proceeds from Warrant Exercises		$ 3,600,000					5,466,000	$ 0
Other Payments to Acquire Businesses						(0)	(0)	15,000,000	$ 15,000,000		(0)
Inventory, Raw Materials and Supplies, Gross, Total		121,000		217,000		121,000	217,000			121,000	184,000
Inventory, LIFO Reserve		0		0		0	0			0	0
Impairment of Leasehold						4,800,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance		237,000		334,000		237,000	334,000			237,000	46,000
Payments of Debt Issuance Costs						405,000	1,759,000	(0)	(0)		(0)
Amortization of Debt Issuance Costs						4,000	77,000	0	0		0
Accounts Payable and Accrued Liabilities, Current, Total		22,400,000		54,300,000		22,400,000	54,300,000			22,400,000	31,000,000.0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total		0		0		0	0			$ 0
Income Tax Expense (Benefit), Total				1,420,000	$ 0	(4,223,000)	$ 2,535,000	0	0		0	$ 0
Number of Operating Segments							1			1
Outside Directors [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares			62,500
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year							2017			2017 2018 2019
Minimum [Member]
Oil and Natural Gas Marketing Contracts, Term Over Which Consideration is Received from Purchaser (Month)							1 month			1 month
Maximum [Member]
Oil and Natural Gas Marketing Contracts, Term Over Which Consideration is Received from Purchaser (Month)							2 months			2 months
Revolving Credit Facility [Member]
Payments of Debt Issuance Costs							$ 1,800,000			$ 405,000
Amortization of Debt Issuance Costs							$ 77,000	$ 0		$ 4,000
Technology Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)							3 years			3 years
Transportation Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)							5 years			5 years
Field Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)							7 years			7 years
HPK, LP [Member]
Accounts Receivable, after Allowance for Credit Loss, Current, Total	[1]								3,001,000			3,001,000
Grenadier [Member] | HPK, LP [Member]
Payments of Deposits for Acquisition											61,500,000
Other Payments to Acquire Businesses										$ 15,000,000.0
Acquisition-related Deposits and Extension Payments Charged to Expense										76,500,000
Texas Railroad Commission [Member] | HPK, LP [Member]
Payments Made in Lieu of Plugging Bond										50,000
Pure Acquisition [Member]
Financing Receivable, before Allowance for Credit Loss, Current									$ 11,700,000		4,200,000	$ 11,700,000
Financing Receivable, Allowance for Credit Loss, Current											0
Crude Oil, Natural Gas and Natural Gas Liquids [Member]
Accounts Receivable, after Allowance for Credit Loss, Current, Total		$ 4,200,000		$ 16,300,000		$ 4,200,000	$ 16,300,000			$ 4,200,000	$ 2,900,000

[1]	Represents HPK LP’s condensed consolidated balance sheet estimated as of August 21, 2020.